FINANCIAL INSTRUMENTS (Details Narrative) R$ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Amortized cost | $		$ 4,384,011		$ 2,877,563
Net investment			R$ 6,292,800		R$ 6,292,800
Derivative type	In January 2025, the Company entered into a new swap agreement with the purpose of mitigating the risk associated with an External Credit Note (NCE) acquired during the same period, whose maturity is scheduled for January 2028, and which has a principal amount of US$50,000.	In October 2023, the Company entered into a new swap agreement with the purpose of mitigating the risk associated with an External Credit Note (NCE) acquired during the same period, whose maturity is scheduled for October 2028, and which has a principal amount of R$680,000.
Borrowings			52,924,547		R$ 56,914,621	R$ 44,859,075
C S N Cimentos [Member]
IfrsStatementLineItems [Line Items]
Borrowings			R$ 115,000